Property and Equipment, Net (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Depreciation of property plant and equipment	$ 22,512	$ 27,351
Purchase of property and equipment		$ 23,327